Investment Objectives and Goals - Putnam Floating Rate Income Fund	Feb. 28, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Fund summary
Objective [Heading]	Goal
Objective, Primary [Text Block]	The fund seeks high current income.
Objective, Secondary [Text Block]	Preservation of capital is a secondary goal.